Consolidated Balance Sheets		Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Current assets
Cash		$ 10,855,128	$ 1,390,204	$ 16,436,490
Restricted cash				1,012,760
Accounts receivable, net		2,556,073	327,353	2,250,289
Prepayment, deposits and other receivables, net		2,787,564	357,000	4,454,823
Total current assets		16,198,765	2,074,557	24,154,362
Property and equipment, net		206,653	26,466	258,616
Right-of-use assets – operating lease		2,332,135	298,674	929,490
Deferred initial public offering (“IPO”) costs		7,334,123	939,272	4,935,602
Long-term rental deposit		514,815	65,932
Total non-current assets		10,387,726	1,330,344	6,123,708
Total assets		26,586,491	3,404,901	30,278,070
Current liabilities
Accrued expenses and other payables		14,466,134	1,852,661	13,165,562
Account payable		41,823	5,356	66,076
Bank loans, current portion				2,000,740
Income tax payable		3,258,920	417,366	3,744,802
Operating lease obligation, current portion		1,095,621	140,315	960,101
Total current liabilities		18,862,498	2,415,698	19,937,281
Other liabilities
Operating lease obligation, non-current portion		1,248,510	159,895
Total other liabilities		1,248,510	159,895
Total liabilities		20,111,008	2,575,593	19,937,281
Commitment and contingencies
Shareholders’ equity
Ordinary shares, US$0.000625 par value, authorized unlimited number of Ordinary Shares as of June 30, 2024 and 2023; 16,000,000 shares issued and outstanding as of June 30, 2024 and 2023, respectively	[1]	77,630	10,000	77,630
Subscription receivable		(77,630)	(10,000)	(77,630)
Additional paid-in capital		40,000	5,123	40,000
Retained earnings		6,381,130	817,224	10,259,641
Accumulated other comprehensive income		54,353	6,961	41,148
Total shareholders’ equity		6,475,483	829,308	10,340,789
Total liabilities and shareholders’ equity		$ 26,586,491	$ 3,404,901	$ 30,278,070

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.